Transactions with Related Parties (Details Narrative)		3 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended		8 Months Ended		12 Months Ended
	Sep. 08, 2022 USD ($)	Mar. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jul. 10, 2020 USD ($) shares	Jul. 31, 2021 USD ($)	Jul. 30, 2021 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2022 USD ($)	Jul. 12, 2021 USD ($)
Related Party Transaction [Line Items]
Other Expenses										$ 6,610,000	$ 5,531,000	$ 5,764,000
General and Administrative Expense										19,772,000	17,042,000	16,859,000
Disposal Group, Including Discontinued Operation, General and Administrative Expense										11,408,000	14,285,000	16,843,000
Due to Affiliate, Current										1,642,000	385,000
Disposal Group, Including Discontinued Operation, Consideration										370,638,000
Long-Term Debt, Gross										686,844,000	835,511,000
Convertible Notes Payable, Noncurrent										118,833,000	$ 0
Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable, Noncurrent										$ 118,833,000
Convertible conversion ratio										0.04%	0.04%
Convertible Debt										$ 24,000,000	$ 24,000,000
Debt instrument convertible threshold trading days										36
Debt Instrument, Convertible, Terms of Conversion Feature										five years	five years
Convertible Debenture [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Convertible conversion ratio										5.00%
Convertible Debenture [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Convertible conversion ratio										10.00%
Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date										April 25, 2019
Line of Credit Facility, Maximum Borrowing Capacity										$ 50,000,000
Description of collateral										This credit facility was secured by any 2022 Notes purchased by Navios Holdings with these funds.
Line Credit Facility Arrangement Fees										$ 500,000
Line of Credit Facility, Increase (Decrease), Net										$ 20,000,000
Line of Credit Facility, Interest Rate at Period End										10.00%
Maturity date										December 2024
Repayments of Debt										$ 7,500,000
Grimaud Loan [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued | shares										9,301,542
Amended Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate at Period End										13.00%
Supplemental Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date										June 30, 2021
Repayments of Debt										$ 7,500,000
Midstream General Partner Option Agreement [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description										Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2022, Navios Holdings had not exercised any part of that option.
Navios Centaurus [Member]
Related Party Transaction [Line Items]
Year built		2012
Vessel type		Panamax
Vessel Capacity		81,472
Navios Avior [Member]
Related Party Transaction [Line Items]
Year built		2012
Vessel type		Panamax
Vessel Capacity		81,355
Navios Centaurus and Navios Avior [Member]
Related Party Transaction [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		$ 39,250,000
Navios Ray [Member]
Related Party Transaction [Line Items]
Year built				2012
Vessel type				Capesize
Vessel Capacity				179,515
Navios Bonavis [Member]
Related Party Transaction [Line Items]
Year built				2009
Vessel type				Capesize
Vessel Capacity				180,022
Navios Ray And Navios Bonavis [Member]
Related Party Transaction [Line Items]
Disposal Group, Including Discontinued Operation, Consideration				$ 58,000,000
Navios Koyo [Member]
Related Party Transaction [Line Items]
Year built				2011
Vessel type				Capesize
Disposal Group, Including Discontinued Operation, Consideration				$ 28,500,000
Navios Azimuth [Member]
Related Party Transaction [Line Items]
Year built						2011
Vessel type						Capesize
Vessel Capacity						179,169
Disposal Group, Including Discontinued Operation, Consideration						$ 30,000,000
Navios Partners Guarantee [Member]
Related Party Transaction [Line Items]
Guarantee Initiation Date										November 2012
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid			$ 5,000,000
First Year [Member] | Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate During Period										12.75%
Second Year [Member] | Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate During Period										14.75%
NSM Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 141,795,000
Repayments of Debt												$ 47,000,000
Debt Instrument, Issuance Date										Aug. 29, 2019
Debt Instrument, Frequency of Periodic Payment										quarterly		quarterly
Number of repayment installments										48
Line of Credit Facility, Frequency of Payment and Payment Terms										In certain cases, principal payments could be deferred provided that no more than $20,000 of deferral may be outstanding during the first or second year and $10,000 outstanding in the third year.
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate										5.00%
Interest rate for deferred principal amounts										7.00%
Line of Credit Facility, Expiration Period										5 years
$50.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date										June 2020
Line of Credit Facility, Maximum Borrowing Capacity										$ 50,000,000
Debt Instrument, Frequency of Periodic Payment										quarterly
Number of repayment installments										18
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate										5.00%
Interest rate for deferred principal amounts										7.00%
Description of scope, credit facility										to be used for general corporate purposes
Long-Term Debt, Gross														$ 39,735,000
$115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date										June 2021
Description of scope, credit facility										to refinance $39,736 being the outstanding balance under the $50.0 million NSM Loan described above (“Tranche A”), (ii) to redeem amount of $70,000 of 2022 Senior Secured Notes and (iii) to be used for general corporate purposes (“Tranche B”) (the “$115.0 million NSM Loan”).
Amount drawn down										$ 115,000,000
Drawn down date										July 12, 2021
Debt Issuance Costs, Net										$ 875,000
$115.0 million NSM Loan [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Maturity date										November 30, 2024
Number of repayment installments										14
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 2,838,000
$115.0 million NSM Loan [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Maturity date										February 28, 2023
Number of repayment installments										7
Line of Credit Facility, Frequency of Payments										quarterly
$115.0 million NSM Loan [Member] | Tranche A and B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Frequency of Payments										quarterly
Debt Instrument, Interest Rate, Stated Percentage										10.50%
$115.0 million NSM Loan [Member] | First Two Installments [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Periodic Payment										$ 22,632,000
$115.0 million NSM Loan [Member] | Remaining Installments [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Periodic Payment										$ 6,000,000
$115.0 million NSM Loan [Member] | Payment Deferral [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Debt instrument, maximum deferred discount amortization period										90 days
NSM Loan I [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date										December 2021
Line of Credit Facility, Maximum Borrowing Capacity										$ 127,632,000
Line of Credit Facility, Expiration Period										4 years
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 5,000,000
Number of loan tranches										2
NSM Loan I [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable, Noncurrent										$ 14,853,000
Convertible conversion ratio										0.18%
NSM Loan I [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 48,573,000
NSM Loan I [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 79,059,000
NSM Loan I [Member] | Until the 2022 Senior Secured Notes are repaid [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description										18%
NSM Loan I [Member] | When paid in form of Convertible Debenture for the first 18 months [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description										16.5%
NSM Loan I [Member] | When paid in form of cash [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description										13.5%
NSM Loan II [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date										December 2021
Line of Credit Facility, Maximum Borrowing Capacity										$ 135,000,000
Line of Credit Facility, Expiration Period										4 years
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 5,000,000
Number of loan tranches										2
NSM Loan II [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable, Noncurrent										$ 15,759,000
Convertible conversion ratio										0.18%
NSM Loan II [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 64,059,000
NSM Loan II [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 70,941,000
NSM Loan II [Member] | Until the 2022 Senior Secured Notes are repaid [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description										18%
NSM Loan II [Member] | When paid in form of cash [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description										13.5%
NSM Loan II [Member] | When paid in PIK Interest [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description										16.5%
NSM Loan I & II [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable, Noncurrent										$ 61,730,000
Convertible Debt													$ 24,000,000
Four Percent PIK [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable, Noncurrent										$ 2,491,000
Convertible conversion ratio										0.04%
NSM [Member] | Management Agreement [Member] | Automatic Extension [Member]
Related Party Transaction [Line Items]
Duration of management fees agreement										five years
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Duration of management fees agreement										five years
Administrative Services Agreement [Member] | Automatic Extension [Member]
Related Party Transaction [Line Items]
Duration of management fees agreement										five years
Navios Partners [Member]
Related Party Transaction [Line Items]
Number of vessels sold										36
Number of loan tranches										2
Navios Partners [Member] | NSM Loan [Member]
Related Party Transaction [Line Items]
Repayments of Debt										$ 262,632,000
Navios Logistics [Member] | Amended Grimaud Loan [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt					$ 2,308,000
Navios Logistics [Member] | Amended Grimaud Loan [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares					2,414,263
NSM [Member]
Related Party Transaction [Line Items]
Due to Affiliate, Current										$ 1,642,000	$ 385,000
NSM [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Management Agreement Initiation Date										August 29, 2019
Duration of management fees agreement										five years
Rate of annual increase in management fees	$ 3,900							$ 3,800	$ 3,700
Management Fee Expense										$ 19,018,000	37,813,000	$ 45,587,000
NSM [Member] | Management Agreement [Member] | Chartered-in vessels [Member]
Related Party Transaction [Line Items]
Rate of annual increase in management fees										30.00
NSM [Member] | Management Agreement [Member] | Covid-19 Measures [Member]
Related Party Transaction [Line Items]
Other Expenses										$ 2,010,000	2,918,000	265,000
NSM [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Adrninistrative Services Agreement Initiation Date										August 29, 2019
Termination date of agreement										August 29, 2024
General and Administrative Expense										$ 5,879,000	8,572,000	9,371,000
Disposal Group, Including Discontinued Operation, General and Administrative Expense										5,339,000	8,031,000	8,830,000
NSM [Member] | Administrative Services Agreement [Member] | Navios Logistics [Member]
Related Party Transaction [Line Items]
General and Administrative Expense										1,431,000	$ 1,144,000	$ 1,144,000
Navios Logistics [Member] | Grimaud [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Number of repayment installments							4
Line of Credit Facility, Frequency of Payments							semi-annual
Origination of Notes Receivable from Related Parties							$ 20,000,000			10,000,000
Repayment of Notes Receivable from Related Parties										$ 10,000,000